Cover	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	GARRETT MOTION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38636
Entity Tax Identification Number	82-4873189
Entity Address, Country	CH
Entity Address, City or Town	Rolle
Entity Address, City or Town	La Pièce 16
Entity Address, Postal Zip Code	1180
City Area Code	41 21
Local Phone Number	695 30 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001735707